Cash and Cash Equivalents - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash Equivalents At Carrying Value [Abstract]
Cash on hand and at banks	$ 73,972	$ 79,885
Short-term deposits	2,500	3
Total cash and cash equivalents	$ 76,472	$ 79,888